Distribution Date:	08/17/26	BANK5 2024-5YR9
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5YR9

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	15-16
			Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	17-18		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
			Attention: BANK5 2024-5YR9—Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	21
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25

Historical Liquidated Loan Detail	26

Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06644VBA7	4.889400%	9,500,000.00	6,046,898.15	145,597.86	24,638.09	0.00	0.00	170,235.95	5,901,300.29	99.31%	98.90%
A-2	06644VBB5	5.142800%	85,000,000.00	85,000,000.00	0.00	364,281.67	0.00	0.00	364,281.67	85,000,000.00	30.13%	30.00%
A-3	06644VBG4	5.613600%	510,793,000.00	510,793,000.00	0.00	2,389,489.65	0.00	0.00	2,389,489.65	510,793,000.00	30.13%	30.00%
A-S	06644VBM1	6.182200%	86,470,000.00	86,470,000.00	0.00	445,479.03	0.00	0.00	445,479.03	86,470,000.00	20.08%	20.00%
B	06644VBS8	6.483300%	46,478,000.00	46,478,000.00	0.00	251,109.01	0.00	0.00	251,109.01	46,478,000.00	14.69%	14.63%
C	06644VBX7	6.418800%	32,426,000.00	32,426,000.00	0.00	173,446.67	0.00	0.00	173,446.67	32,426,000.00	10.92%	10.88%
D	06644VAA8	4.000000%	19,456,000.00	19,456,000.00	0.00	64,853.33	0.00	0.00	64,853.33	19,456,000.00	8.66%	8.63%
E	06644VAC4	4.000000%	8,647,000.00	8,647,000.00	0.00	28,823.33	0.00	0.00	28,823.33	8,647,000.00	7.66%	7.63%
F	06644VAE0	4.745000%	19,456,000.00	19,456,000.00	0.00	76,932.27	0.00	0.00	76,932.27	19,456,000.00	5.40%	5.38%
G	06644VAG5	4.745000%	12,971,000.00	12,971,000.00	0.00	51,289.50	0.00	0.00	51,289.50	12,971,000.00	3.89%	3.88%
J*	06644VAJ9	4.745000%	33,507,453.00	33,507,452.65	0.00	132,494.05	0.00	0.00	132,494.05	33,507,452.65	0.00%	0.00%
RR	06644VAU4	6.785863%	33,491,260.70	33,357,517.02	5,639.22	188,632.96	0.00	0.00	194,272.18	33,351,877.80	0.00%	0.00%
RR Interest	N/A	6.785863%	12,019,500.00	11,971,501.45	2,023.83	67,697.48	0.00	0.00	69,721.31	11,969,477.62	0.00%	0.00%
R	06644VAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			910,215,213.70	906,580,369.27	153,260.91	4,259,167.04	0.00	0.00	4,412,427.95	906,427,108.36

X-A	06644VCC2	1.246032%	605,293,000.00	601,839,898.15	0.00	624,926.61	0.00	0.00	624,926.61	601,694,300.29
X-B	06644VCD0	0.472648%	165,374,000.00	165,374,000.00	0.00	65,136.40	0.00	0.00	65,136.40	165,374,000.00
X-D	06644VAL4	2.785863%	28,103,000.00	28,103,000.00	0.00	65,242.59	0.00	0.00	65,242.59	28,103,000.00
X-F	06644VAN0	2.040863%	19,456,000.00	19,456,000.00	0.00	33,089.20	0.00	0.00	33,089.20	19,456,000.00
X-G	06644VAQ3	2.040863%	12,971,000.00	12,971,000.00	0.00	22,060.03	0.00	0.00	22,060.03	12,971,000.00
X-J	06644VAS9	2.040863%	33,507,453.00	33,507,452.65	0.00	56,986.77	0.00	0.00	56,986.77	33,507,452.65
Notional SubTotal			864,704,453.00	861,251,350.80	0.00	867,441.60	0.00	0.00	867,441.60	861,105,752.94

Deal Distribution Total					153,260.91	5,126,608.64	0.00	0.00	5,279,869.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06644VBA7	636.51559474	15.32609053	2.59348316	0.00000000	0.00000000	0.00000000	0.00000000	17.91957368	621.18950421
A-2	06644VBB5	1,000.00000000	0.00000000	4.28566671	0.00000000	0.00000000	0.00000000	0.00000000	4.28566671	1,000.00000000
A-3	06644VBG4	1,000.00000000	0.00000000	4.67799999	0.00000000	0.00000000	0.00000000	0.00000000	4.67799999	1,000.00000000
A-S	06644VBM1	1,000.00000000	0.00000000	5.15183335	0.00000000	0.00000000	0.00000000	0.00000000	5.15183335	1,000.00000000
B	06644VBS8	1,000.00000000	0.00000000	5.40274990	0.00000000	0.00000000	0.00000000	0.00000000	5.40274990	1,000.00000000
C	06644VBX7	1,000.00000000	0.00000000	5.34899988	0.00000000	0.00000000	0.00000000	0.00000000	5.34899988	1,000.00000000
D	06644VAA8	1,000.00000000	0.00000000	3.33333316	0.00000000	0.00000000	0.00000000	0.00000000	3.33333316	1,000.00000000
E	06644VAC4	1,000.00000000	0.00000000	3.33333295	0.00000000	0.00000000	0.00000000	0.00000000	3.33333295	1,000.00000000
F	06644VAE0	1,000.00000000	0.00000000	3.95416684	0.00000000	0.00000000	0.00000000	0.00000000	3.95416684	1,000.00000000
G	06644VAG5	1,000.00000000	0.00000000	3.95416699	0.00000000	0.00000000	0.00000000	0.00000000	3.95416699	1,000.00000000
J	06644VAJ9	999.99998955	0.00000000	3.95416656	0.00000000	0.04883719	0.00000000	0.00000000	3.95416656	999.99998955
RR	06644VAU4	996.00660957	0.16837885	5.63230395	0.00000000	0.00191841	0.00000000	0.00000000	5.80068280	995.83823072
RR Interest	N/A	996.00661009	0.16837888	5.63230417	0.00000000	0.00191772	0.00000000	0.00000000	5.80068306	995.83823121
R	06644VAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06644VCC2	994.29515648	0.00000000	1.03243654	0.00000000	0.00000000	0.00000000	0.00000000	1.03243654	994.05461535
X-B	06644VCD0	1,000.00000000	0.00000000	0.39387328	0.00000000	0.00000000	0.00000000	0.00000000	0.39387328	1,000.00000000
X-D	06644VAL4	1,000.00000000	0.00000000	2.32155250	0.00000000	0.00000000	0.00000000	0.00000000	2.32155250	1,000.00000000
X-F	06644VAN0	1,000.00000000	0.00000000	1.70071957	0.00000000	0.00000000	0.00000000	0.00000000	1.70071957	1,000.00000000
X-G	06644VAQ3	1,000.00000000	0.00000000	1.70071930	0.00000000	0.00000000	0.00000000	0.00000000	1.70071930	1,000.00000000
X-J	06644VAS9	999.99998955	0.00000000	1.70071924	0.00000000	0.00000000	0.00000000	0.00000000	1.70071924	999.99998955

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	24,638.09	0.00	24,638.09	0.00	0.00	0.00	24,638.09	0.00
A-2	07/01/26 - 07/30/26	30	0.00	364,281.67	0.00	364,281.67	0.00	0.00	0.00	364,281.67	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,389,489.65	0.00	2,389,489.65	0.00	0.00	0.00	2,389,489.65	0.00
X-A	07/01/26 - 07/30/26	30	0.00	624,926.61	0.00	624,926.61	0.00	0.00	0.00	624,926.61	0.00
X-B	07/01/26 - 07/30/26	30	0.00	65,136.40	0.00	65,136.40	0.00	0.00	0.00	65,136.40	0.00
A-S	07/01/26 - 07/30/26	30	0.00	445,479.03	0.00	445,479.03	0.00	0.00	0.00	445,479.03	0.00
B	07/01/26 - 07/30/26	30	0.00	251,109.01	0.00	251,109.01	0.00	0.00	0.00	251,109.01	0.00
C	07/01/26 - 07/30/26	30	0.00	173,446.67	0.00	173,446.67	0.00	0.00	0.00	173,446.67	0.00
X-D	07/01/26 - 07/30/26	30	0.00	65,242.59	0.00	65,242.59	0.00	0.00	0.00	65,242.59	0.00
X-F	07/01/26 - 07/30/26	30	0.00	33,089.20	0.00	33,089.20	0.00	0.00	0.00	33,089.20	0.00
X-G	07/01/26 - 07/30/26	30	0.00	22,060.03	0.00	22,060.03	0.00	0.00	0.00	22,060.03	0.00
X-J	07/01/26 - 07/30/26	30	0.00	56,986.77	0.00	56,986.77	0.00	0.00	0.00	56,986.77	0.00
D	07/01/26 - 07/30/26	30	0.00	64,853.33	0.00	64,853.33	0.00	0.00	0.00	64,853.33	0.00
E	07/01/26 - 07/30/26	30	0.00	28,823.33	0.00	28,823.33	0.00	0.00	0.00	28,823.33	0.00
F	07/01/26 - 07/30/26	30	0.00	76,932.27	0.00	76,932.27	0.00	0.00	0.00	76,932.27	0.00
G	07/01/26 - 07/30/26	30	0.00	51,289.50	0.00	51,289.50	0.00	0.00	0.00	51,289.50	0.00
J	07/01/26 - 07/30/26	30	1,629.96	132,494.05	0.00	132,494.05	0.00	0.00	0.00	132,494.05	1,636.41
RR	07/01/26 - 07/30/26	30	63.89	188,632.96	0.00	188,632.96	0.00	0.00	0.00	188,632.96	64.25
RR Interest	07/01/26 - 07/30/26	30	22.92	67,697.48	0.00	67,697.48	0.00	0.00	0.00	67,697.48	23.05
Totals			1,716.77	5,126,608.64	0.00	5,126,608.64	0.00	0.00	0.00	5,126,608.64	1,723.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (EC)	N/A	5.142800%	85,000,000.00	85,000,000.00	0.00	364,281.67	0.00	0.00	364,281.67	85,000,000.00
A-2-1	06644VBC3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06644VBD1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06644VBE9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06644VBF6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	5.613600%	510,793,000.00	510,793,000.00	0.00	2,389,489.65	0.00	0.00	2,389,489.65	510,793,000.00
A-3-1	06644VBH2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06644VBJ8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06644VBK5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06644VBL3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.182200%	86,470,000.00	86,470,000.00	0.00	445,479.03	0.00	0.00	445,479.03	86,470,000.00
A-S-1	06644VBN9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06644VBP4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06644VBQ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06644VBR0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.483300%	46,478,000.00	46,478,000.00	0.00	251,109.01	0.00	0.00	251,109.01	46,478,000.00
B-1	06644VBT6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06644VBU3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06644VBV1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06644VBW9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.418800%	32,426,000.00	32,426,000.00	0.00	173,446.67	0.00	0.00	173,446.67	32,426,000.00
C-1	06644VBY5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06644VBZ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06644VCA6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06644VCB4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			761,167,000.00	761,167,000.00	0.00	3,623,806.03	0.00	0.00	3,623,806.03	761,167,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06644VBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06644VBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06644VBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06644VBJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06644VBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06644VBP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06644VBT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06644VBU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06644VBY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06644VBZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06644VBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06644VBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06644VBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06644VBL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06644VBQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06644VBR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06644VBV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06644VBW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06644VCA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06644VCB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	5,279,869.55
Gain-on-Sale Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,142,451.78	Master Servicing Fee	6,045.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,087.70
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	390.33
ARD Interest	0.00	Operating Advisor Fee	1,085.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	234.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,142,451.78	Total Fees	15,843.15

Principal		Expenses/Reimbursements
Scheduled Principal	153,260.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	153,260.91	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,126,608.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	153,260.91
Gain on Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain on Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,279,869.55
Total Funds Collected	5,295,712.69	Total Funds Distributed	5,295,712.70

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	906,580,369.27	906,580,369.27	Beginning Certificate Balance	906,580,369.27
(-) Scheduled Principal Collections	153,260.91	153,260.91	(-) Principal Distributions	153,260.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	906,427,108.36	906,427,108.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	906,580,369.27	906,580,369.27	Ending Certificate Balance	906,427,108.36
Ending Actual Collateral Balance	906,427,108.36	906,427,108.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	14	61,235,630.56	6.76%	36	6.4930	1.812459	1.49 or less	17	365,890,000.00	40.37%	36	6.4941	1.262271
$10,000,000 to $19,999,999		13	176,320,833.26	19.45%	36	6.6728	1.644647	1.50 to 1.99	17	370,669,394.54	40.89%	36	6.8477	1.673055
$20,000,000 to $29,999,999		8	205,407,420.97	22.66%	36	6.7495	1.604009	2.00 or greater	11	169,867,713.82	18.74%	35	6.2197	2.365655
$30,000,000 to $39,999,999		4	128,650,000.00	14.19%	36	6.3815	1.801910	Totals	45	906,427,108.36	100.00%	36	6.5873	1.637033
	$40,000,000 or greater	6	334,813,223.57	36.94%	36	6.5391	1.557846
	Totals	45	906,427,108.36	100.00%	36	6.5873	1.637033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arkansas	1	5,000,000.00	0.55%	35	6.9400	1.476500
							Industrial	1	7,230,000.00	0.80%	36	6.9520	1.654500
California	7	94,160,000.00	10.39%	36	6.3100	1.745449
							Lodging	1	33,400,000.00	3.68%	35	7.4700	3.241500
Colorado	1	4,000,000.00	0.44%	36	6.9800	1.888600
							Mixed Use	13	193,086,662.79	21.30%	36	6.0369	1.845424
Florida	1	51,000,000.00	5.63%	35	7.3380	1.139700
							Mobile Home Park	2	7,785,000.00	0.86%	36	6.0454	1.400623
Georgia	2	12,900,000.00	1.42%	35	7.0840	1.510000
							Multi-Family	5	139,900,000.00	15.43%	36	6.1275	1.222010
Illinois	1	5,890,000.00	0.65%	36	7.2700	2.041600
							Office	3	160,000,000.00	17.65%	36	7.4470	1.462884
Maryland	1	27,300,000.00	3.01%	36	7.2000	1.380800
							Other	1	2,210,526.32	0.24%	36	5.4876	1.914100
Massachusetts	4	45,440,000.00	5.01%	36	5.4876	1.914100
							Retail	13	321,559,920.89	35.48%	36	6.5885	1.461583
Michigan	2	39,500,000.00	4.36%	36	6.6367	1.657053
							Self Storage	5	41,255,000.00	4.55%	36	6.7617	1.651794
Missouri	1	4,250,000.00	0.47%	36	6.0000	1.360800
							Totals	44	906,427,108.36	100.00%	36	6.5873	1.637033
Nebraska	1	5,500,000.00	0.61%	36	7.6000	1.783600

Nevada	1	31,000,000.00	3.42%	35	6.3600	1.137700

New York	9	202,257,715.43	22.31%	36	6.1292	1.514233

North Carolina	1	3,535,000.00	0.39%	35	6.1000	1.448500

Pennsylvania	1	90,000,000.00	9.93%	36	5.9100	1.137000

Tennessee	1	25,000,000.00	2.76%	34	7.1550	1.677600

Texas	7	163,394,394.57	18.03%	36	6.9512	1.940588

Virginia	2	96,300,000.00	10.62%	37	7.5323	1.580473

Totals	44	906,427,108.36	100.00%	36	6.5873	1.637033

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.49999% or less	18	346,862,713.82	38.27%	36	5.8032	1.600923	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	14	253,774,394.54	28.00%	36	6.7551	1.635933	13 months or greater	45	906,427,108.36	100.00%	36	6.5873	1.637033
	7.00000% to 7.49999%	10	216,290,000.00	23.86%	35	7.2287	1.716208	Totals	45	906,427,108.36	100.00%	36	6.5873	1.637033
	7.50000% or greater	3	89,500,000.00	9.87%	37	7.6000	1.588758
	Totals	45	906,427,108.36	100.00%	36	6.5873	1.637033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 to 61	45	906,427,108.36	100.00%	36	6.5873	1.637033	Interest Only	40	763,800,526.32	84.26%	36	6.5953	1.603263
	Totals	45	906,427,108.36	100.00%	36	6.5873	1.637033	360 months or less	5	142,626,582.04	15.74%	36	6.5446	1.817879
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	906,427,108.36	100.00%	36	6.5873	1.637033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		15	235,813,780.55	26.02%	36	6.2886	1.802543			No outstanding loans in this group
	12 months or less	30	670,613,327.81	73.98%	36	6.6923	1.578833
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	906,427,108.36	100.00%	36	6.5873	1.637033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	328700001	MF	Philadelphia	PA	Actual/360	5.910%	381,687.50	0.00	0.00	N/A	08/05/29	--	75,000,000.00	75,000,000.00	08/05/26
1A	328700101				Actual/360	5.910%	76,337.50	0.00	0.00	N/A	08/05/29	--	15,000,000.00	15,000,000.00	08/05/26
2	241013075	RT	Friendswood	TX	Actual/360	6.816%	345,466.33	46,328.46	0.00	N/A	08/01/29	--	58,859,552.03	58,813,223.57	08/01/26
2A	453121213				Actual/360	6.816%	161,217.62	21,619.95	0.00	N/A	08/01/29	--	27,467,790.92	27,446,170.97	08/01/26
3	328700003	OF	Arlington	VA	Actual/360	7.600%	458,111.11	0.00	0.00	N/A	09/05/29	--	70,000,000.00	70,000,000.00	08/05/26
3A	328700103				Actual/360	7.600%	91,622.22	0.00	0.00	N/A	09/05/29	--	14,000,000.00	14,000,000.00	08/05/26
4	328700004	Various Various		Various	Actual/360	5.488%	189,017.27	0.00	0.00	N/A	08/09/29	--	40,000,000.00	40,000,000.00	08/09/26
4A	310968732				Actual/360	5.488%	189,017.27	0.00	0.00	N/A	08/09/29	--	40,000,000.00	40,000,000.00	08/09/26
5	453121225	MU	New York	NY	Actual/360	6.129%	43,293.10	12,395.83	0.00	N/A	07/01/29	--	8,202,500.07	8,190,104.24	08/01/26
5A	453121159				Actual/360	6.129%	152,799.17	43,750.00	0.00	N/A	07/01/29	--	28,950,000.00	28,906,250.00	08/01/26
5B	453121160				Actual/360	6.129%	101,866.11	29,166.67	0.00	N/A	07/01/29	--	19,299,999.93	19,270,833.26	08/01/26
6	310965870	OF	Boca Raton	FL	Actual/360	7.338%	322,260.50	0.00	0.00	N/A	07/11/29	--	51,000,000.00	51,000,000.00	08/11/26
7	310966426	RT	Bronx	NY	Actual/360	5.181%	133,842.50	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	08/06/26
7A	310968718				Actual/360	5.181%	44,614.17	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	08/06/26
7B	310968716				Actual/360	5.181%	20,076.38	0.00	0.00	N/A	08/06/29	--	4,500,000.00	4,500,000.00	08/06/26
7C	310968719				Actual/360	5.181%	14,323.50	0.00	0.00	N/A	08/06/29	--	3,210,526.32	3,210,526.32	08/06/26
7D	310968717				Actual/360	5.181%	11,153.54	0.00	0.00	N/A	08/06/29	--	2,500,000.00	2,500,000.00	08/06/26
8	310965667	MU	Culver City	CA	Actual/360	6.634%	192,800.62	0.00	0.00	N/A	08/06/29	--	33,750,000.00	33,750,000.00	08/06/26
9	231011202	LO	Houston	TX	Actual/360	7.470%	214,845.50	0.00	0.00	N/A	07/01/29	--	33,400,000.00	33,400,000.00	08/01/26
10	241012586	MF	Far Rockaway	NY	Actual/360	6.100%	165,462.50	0.00	0.00	N/A	08/01/29	--	31,500,000.00	31,500,000.00	08/01/26
11	328610001	RT	Las Vegas	NV	Actual/360	6.360%	5,476.67	0.00	0.00	N/A	07/01/29	--	1,000,000.00	1,000,000.00	08/01/26
11A	328511011				Actual/360	6.360%	109,533.33	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	08/01/26
11B	328511111				Actual/360	6.360%	54,766.67	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	08/01/26
12	328700012	RT	Northville	MI	Actual/360	6.500%	165,118.06	0.00	0.00	N/A	09/01/29	--	29,500,000.00	29,500,000.00	08/01/26
13	328700013	RT	Baltimore	MD	Actual/360	7.200%	169,260.00	0.00	0.00	N/A	08/01/29	--	27,300,000.00	27,300,000.00	08/01/26
14	310968075	OF	Nashville	TN	Actual/360	7.155%	154,031.25	0.00	0.00	N/A	06/11/29	--	25,000,000.00	25,000,000.00	08/11/26
15	231011542	RT	Flushing	NY	Actual/360	7.120%	153,277.78	0.00	0.00	N/A	08/01/29	--	25,000,000.00	25,000,000.00	08/01/26
16	310967829	SS	Various	TX	Actual/360	6.729%	128,954.74	0.00	0.00	N/A	08/11/29	--	22,255,000.00	22,255,000.00	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	310967915	MU	Various	NY	Actual/360	6.710%	108,338.54	0.00	0.00	N/A	08/11/29	--	18,750,000.00	18,750,000.00	08/11/26
18	241012900	RT	Abilene	TX	Actual/360	6.900%	84,668.75	0.00	0.00	N/A	08/01/29	--	14,250,000.00	14,250,000.00	08/01/26
19	328700019	SS	Bedford Hills	NY	Actual/360	6.750%	81,375.00	0.00	0.00	N/A	08/05/29	--	14,000,000.00	14,000,000.00	08/05/26
20	231011565	RT	Tulare	CA	Actual/360	7.020%	81,607.50	0.00	0.00	N/A	06/06/29	--	13,500,000.00	13,500,000.00	08/06/26
21	610967704	MF	Savannah	GA	Actual/360	7.084%	78,691.43	0.00	0.00	N/A	07/11/29	--	12,900,000.00	12,900,000.00	08/11/26
22	310967348	RT	Los Angeles	CA	Actual/360	6.950%	73,911.32	0.00	0.00	N/A	08/11/29	--	12,350,000.00	12,350,000.00	08/11/26
23	600966568	RT	Midlothian	VA	Actual/360	7.070%	74,883.08	0.00	0.00	N/A	08/11/29	--	12,300,000.00	12,300,000.00	08/11/26
24	328700024	RT	Utica	MI	Actual/360	7.040%	60,622.22	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	08/01/26
25	241012649	IN	Fort Worth	TX	Actual/360	6.952%	43,281.99	0.00	0.00	N/A	08/01/29	--	7,230,000.00	7,230,000.00	08/01/26
26	328700026	RT	Chicago	IL	Actual/360	7.270%	36,873.04	0.00	0.00	N/A	08/05/29	--	5,890,000.00	5,890,000.00	08/05/26
27	328700027	MF	Lincoln	NE	Actual/360	7.600%	35,994.44	0.00	0.00	N/A	08/01/29	--	5,500,000.00	5,500,000.00	08/01/26
28	410967422	SS	Fayetteville	AR	Actual/360	6.940%	29,880.56	0.00	0.00	N/A	07/11/29	--	5,000,000.00	5,000,000.00	08/11/26
29	241012971	MH	Saint Charles	MO	Actual/360	6.000%	21,958.33	0.00	0.00	N/A	08/01/29	--	4,250,000.00	4,250,000.00	08/01/26
30	241012790	RT	Lakewood	CO	Actual/360	6.980%	24,042.22	0.00	0.00	N/A	08/05/29	--	4,000,000.00	4,000,000.00	08/05/26
31	241013030	MH	Reidsville	NC	Actual/360	6.100%	18,568.57	0.00	0.00	N/A	07/01/29	--	3,535,000.00	3,535,000.00	08/01/26
32	241012782	MU	New York	NY	Actual/360	6.700%	19,327.64	0.00	0.00	N/A	08/01/29	--	3,350,000.00	3,350,000.00	08/01/26
33	241012926	MU	Brooklyn	NY	Actual/360	6.860%	18,194.24	0.00	0.00	N/A	08/01/29	--	3,080,000.00	3,080,000.00	08/01/26
Totals							5,142,451.78	153,260.91	0.00				906,580,369.27	906,427,108.36
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,886,579.00	7,483,309.41	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,207,513.00	7,200,563.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,810,839.00	2,684,159.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	59,129,793.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	53,224,944.11	13,892,809.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,601,937.70	2,245,642.53	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	26,307,524.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,329,479.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,818,288.00	2,298,346.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,702,872.00	616,163.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	12,694,991.79	3,118,335.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,808,841.00	838,837.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,955,636.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	16,532,120.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,913,111.14	1,123,623.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	1,695,243.25	440,326.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,772,523.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,950,040.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,694,570.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,635,661.57	407,359.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,373,237.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,188,705.00	335,811.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	899,491.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	943,066.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	791,632.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	591,483.04	263,431.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	355,180.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	625,603.00	592,874.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	321,502.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	401,438.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	262,163,847.21	43,541,592.67				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587285%	6.566990%	36
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587259%	6.566964%	37
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587237%	6.566943%	38
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587211%	6.566917%	39
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587189%	6.566896%	40
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587162%	6.566870%	41
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587148%	6.566856%	42
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587121%	6.566830%	43
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587095%	6.566804%	44
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587072%	6.566782%	45
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587045%	6.566755%	46
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.587022%	6.566733%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		792,927,108	792,927,108		0	0
37 - 48 Months		113,500,000	113,500,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	906,427,108	906,427,108	0	0	0	0
Jul-26	906,580,369	906,580,369	0	0	0	0
Jun-26	906,749,499	906,749,499	0	0	0	0
May-26	906,901,874	906,901,874	0	0	0	0
Apr-26	907,070,151	907,070,151	0	0	0	0
Mar-26	907,221,651	907,221,651	0	0	0	0
Feb-26	907,421,747	907,421,747	0	0	0	0
Jan-26	907,572,191	907,572,191	0	0	0	0
Dec-25	907,722,255	907,722,255	0	0	0	0
Nov-25	907,888,308	907,888,308	0	0	0	0
Oct-25	908,037,523	908,037,523	0	0	0	0
Sep-25	908,202,759	908,202,759	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29